Income Taxes - Summary of Components of Tax Expense Income (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Current income tax	$ 291	$ 1,417	$ 3,257
- Overprovision of tax in prior financial year	(25)	(743)	0
Deferred income tax	(669)	(140)	385
Withholding tax	70	25	137
Tax (income) expense	$ (333)	$ 559	$ 3,779